Long-Term Equity Investments - Summary of Common Shares Held (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Long term investments - common shares held [line items]
Fair value	$ 216,319	$ 261,159	$ 216,319	$ 261,159	$ 164,753
Fair value adjustment gains (losses) included in OCI	$ 30,026	16,663	$ 50,673	13,534
Bear Creek [member]
Long term investments - common shares held [line items]
Shares owned	13,264,305		13,264,305
Percentage of Outstanding Shares Owned	13.00%		13.00%
Fair value	$ 16,825	17,829	$ 16,825	17,829	10,112
Fair value adjustment gains (losses) included in OCI	$ 2,531	(5,831)	$ 6,713	(3,528)
Sabina [member]
Long term investments - common shares held [line items]
Shares owned	11,700,000		11,700,000
Percentage of Outstanding Shares Owned	4.00%		4.00%
Fair value	$ 11,890	13,505	$ 11,890	13,505	10,549
Fair value adjustment gains (losses) included in OCI	$ 902	(831)	$ 1,341	(7,665)
Arizona Mining [member]
Long term investments - common shares held [line items]
Fair value		46,780		46,780
Fair value adjustment gains (losses) included in OCI		15,370		19,199
First Majestic [member]
Long term investments - common shares held [line items]
Shares owned	20,914,590		20,914,590
Percentage of Outstanding Shares Owned	10.00%		10.00%
Fair value	$ 165,434	159,578	$ 165,434	159,578	123,187
Fair value adjustment gains (losses) included in OCI	27,816	8,578	42,247	8,578
Other investments [member]
Long term investments - common shares held [line items]
Fair value	22,170	23,467	22,170	23,467	$ 20,905
Fair value adjustment gains (losses) included in OCI	$ (1,223)	$ (623)	$ 372	$ (3,050)